                                                              October 30, 2007

Ms. Patricia Mengiste
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Registration Statement on Form S-6 for Equity Opportunity Trust,
               Value S&P Industrial Series 2007A
               -------------------------------------------

Dear Ms. Mengiste:

         On behalf of UBS Financial Services Inc., Sponsor of the above-
referenced Trust, there is enclosed the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of
Units pursuant to Rule 24f-2 representing the ownership of interests in Equity
Opportunity Trust, Value S&P Industrial Series 2007A.

     We are advised that the Sponsor proposes to activate Equity Opportunity
Trust Value S&P Industrial Series 2007A on or about November 16,
2007. An appropriate amendment of the registration statement to reflect such deposit will be promptly filed with the Securities & Exchange Commission at that time, accompanied by the request of the Sponsor that the registration statement under the 1933 Act be made effective.

         We have appreciated the courtesy and cooperation of the members of the staff and if there are any questions on which we may be of assistance, please do not hesitate to call us directly.

                                               Very truly yours,

                                               /s/ Deborah E. Ferraro
                                               ----------------------
                                               Deborah E. Ferraro
                                               Legal Assistant